EQUITY (Details 2)	9 Months Ended
Sep. 30, 2013
Warrants to Common shares	1,028,000
Weighted average exercise price per share	3.77
Warrants exercisable	1,028,000
Class Of Warrant Or Right One [Member]
Warrants to Common shares	1,000,000
Weighted average exercise price per share	3.82
Warrants exercisable	1,000,000
Exercisable through	2014-08
Class Of Warrant Or Right Two [Member]
Warrants to Common shares	11,000
Weighted average exercise price per share	2.00
Warrants exercisable	11,000
Exercisable through	2015-05
Class Of Warrant Or Right Three [Member]
Warrants to Common shares	17,000
Weighted average exercise price per share	2.24
Warrants exercisable	17,000
Exercisable through	2015-02